Intangible Assets, Net	6 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 – INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:

	As of June 30, 2024	As of December 31, 2023

Copyrights of course videos	$4,673,363	$4,783,485
Intellectual property rights	4,348,948	4,451,425
Intangible assets, cost	9,022,311	9,234,910
Less:
Accumulated amortization	(3,354,265)	(3,429,798)
Impairment	(5,592,394)	(5,724,172)
Intangible assets, net	$75,652	$80,940

For the six months ended June 30, 2024 and 2023, amortization expense amounted to $3,450 and $359,744, respectively. The following is a schedule of future amortization of intangible asset as of June 30, 2024:

Year ending December 31,	Amount
2024	3,425
2025	6,850
2026	6,850
2027	6,850
2028 and thereafter	51,677
Total	$75,652